LOANS (covered) - Covered Loan Delinquency, Excluding Loans Accounted for Under FASB ASC Topic 310-30 (Detail) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 1,053,244,000		$ 1,481,493,000
Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	88,856,000	[1]	131,355,000	[1]
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	195,892,000		334,039,000
Commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	13,267,000	[1]	38,439,000	[1]
Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	637,044,000		855,725,000
Real estate-commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,787,000	[1]	17,783,000	[1]
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	13,176,000		21,071,000
Installment | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,053,000	[1]	1,511,000	[1]
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	64,978,000		73,695,000
Home equity | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	60,832,000	[1]	66,454,000	[1]
All other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,917,000		7,168,000
All other | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,917,000	[1]	7,168,000	[1]
Covered Loans | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	1,611,000		1,848,000
60 - 89 days past due	311,000		934,000
> 90 days past due	10,164,000		17,093,000
Total Past due	12,086,000		19,875,000
Current	76,770,000		111,480,000
Total	88,856,000		131,355,000
> 90 days past due and still accruing	107,000		9,000
Covered Loans | Commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	73,000		880,000
60 - 89 days past due	294,000		419,000
> 90 days past due	6,490,000		13,764,000
Total Past due	6,857,000		15,063,000
Current	6,410,000		23,376,000
Total	13,267,000		38,439,000
> 90 days past due and still accruing	0		0
Covered Loans | Real estate-commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	184,000		225,000
60 - 89 days past due	0		62,000
> 90 days past due	1,870,000		1,896,000
Total Past due	2,054,000		2,183,000
Current	7,733,000		15,600,000
Total	9,787,000		17,783,000
> 90 days past due and still accruing	0		0
Covered Loans | Installment | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0		0
60 - 89 days past due	0		0
> 90 days past due	0		0
Total Past due	0		0
Current	1,053,000		1,511,000
Total	1,053,000		1,511,000
> 90 days past due and still accruing	0		0
Covered Loans | Home equity | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	1,344,000		656,000
60 - 89 days past due	11,000		443,000
> 90 days past due	1,679,000		1,424,000
Total Past due	3,034,000		2,523,000
Current	57,798,000		63,931,000
Total	60,832,000		66,454,000
> 90 days past due and still accruing	0		0
Covered Loans | All other | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	10,000		87,000
60 - 89 days past due	6,000		10,000
> 90 days past due	125,000		9,000
Total Past due	141,000		106,000
Current	3,776,000		7,062,000
Total	3,917,000		7,168,000
> 90 days past due and still accruing	$ 107,000		$ 9,000

[1]	Includes loans with revolving privileges which are scoped out of FASB ASC Topic 310-30 and certain loans which First Financial elected to treat under the cost recovery method of accounting.